Income Taxes - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Angola, Brazil, Norway, Congo and Senegal
Current tax expense percentage		93.00%
Angola, Brazil, Norway and Congo
Current tax expense percentage			90.00%
Angola
Current tax expense percentage				64.00%
Marshall Islands
Tax rate		0.00%	0.00%	0.00%
Cayman Islands
Tax rate	0.00%